CONSOLIDATED BALANCE SHEET (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Allowance for doubtful accounts	$ 25	¥ 177	¥ 198
Ordinary Shares
Ordinary shares, par value per share | $ / shares	$ 0.01
Ordinary shares authorized	0	0	100,000,000
Ordinary Shares issued	0	0	8,596,900
Ordinary shares outstanding	0	0	0
Class A Ordinary Shares
Ordinary Shares
Ordinary shares, par value per share | $ / shares	$ 0.01
Ordinary shares authorized	70,000,000	70,000,000	0
Ordinary Shares issued	7,004,900	7,004,900	0
Ordinary shares outstanding	7,004,900	7,004,900	0
Class B Ordinary Shares
Ordinary Shares
Ordinary shares, par value per share | $ / shares	$ 0.01
Ordinary shares authorized	30,000,000	30,000,000	0
Ordinary Shares issued	2,863,100	2,863,100	0
Ordinary shares outstanding	2,863,100	2,863,100	0